Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total	$ 5,444,373	$ 4,432,064
Less current portion	401,376	276,508
Long-term debt (note 8)	5,042,997	4,155,556
Line of Credit [Member]
Debt Instrument [Line Items]
Total	2,244,634	1,697,237
Senior Notes (8.875%) due July 15, 2011 [Member]
Debt Instrument [Line Items]
Total		16,201
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Total	446,825	446,559
Norwegian Kroner-denominated Bonds due November 2013 [Member]
Debt Instrument [Line Items]
Total	100,417	103,061
U.S.Dollar-denominated Term Loans due through 2021 [Member]
Debt Instrument [Line Items]
Total	2,069,860	1,782,423
U.S. Dollar-denominated Term Loan Variable Interest Entity due October [Member]
Debt Instrument [Line Items]
Total	220,450
Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Total	348,905	373,301
U.S. Dollar-denominated Unsecured Demand Loan due to Joint Venture [Member]
Debt Instrument [Line Items]
Total	$ 13,282	$ 13,282